Revenues and other income - Summary of revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees			€ 180,711	€ 42,113
Milestone payments			6,996	33,383
Reimbursement income			6,628	11,344
Other revenues			7,438	4,944
Total revenue	€ 103,600	€ 58,738	201,773	91,785
Other income	€ 14,059	€ 8,852	22,802	16,724
Fee for services segment
Revenue and Other Income [Line Items]
Other revenues			7,369	4,878
Total revenue			7,369	4,878
Other income				7
Other revenues
Revenue and Other Income [Line Items]
Other revenues			69	66
Collaboration agreement for filgotinib | Gilead
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees			67,992	41,069
Milestone payments			6,996	10,034
Collaboration agreement for drug discovery platform | Gilead
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees			112,719
Collaboration agreement for CF | AbbVie
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees				1,044
Milestone payments				23,349
Reimbursement income			(31)	749
Collaboration agreement for MOR106 | Novartis
Revenue and Other Income [Line Items]
Reimbursement income			€ 6,659	€ 10,595